Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Detail) - USD ($)	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
2020		$ 944,234
Remainder of 2020	$ 944,234
2021	716,367	716,367
2022	301,455	301,455
2023	103,868	103,868
2024	0	0
Thereafter	0	0
Total	$ 2,065,924	$ 2,065,924